Schedule of Investments
(unaudited)
June 30, 2023
iShares
®
S&P Mid-Cap 400 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.3%
Hexcel Corp. ...................... 555,059 $ 42,195,585
Mercury Systems, Inc.
(a)(b)
............. 161,096 5,572,311
Woodward, Inc. .................... 394,871 46,954,110
94,722,006
Air Freight & Logistics — 0.7%
GXO Logistics, Inc.
(a)(b)
............... 782,181 49,136,610
Automobile Components — 2.2%
Adient plc
(b)
....................... 621,931 23,832,396
Autoliv, Inc. ....................... 344,965 29,335,823
Gentex Corp. ..................... 831,230 24,321,790
Goodyear Tire & Rubber Co. (The)
(a)(b)
..... 1,866,397 25,532,311
Lear Corp. ....................... 388,131 55,716,205
158,738,525
Automobiles — 0.7%
Harley-Davidson, Inc. ................ 317,882 11,192,625
Thor Industries, Inc. ................. 352,166 36,449,181
47,641,806
Banks — 8.0%
Associated Banc-Corp. ............... 990,938 16,082,924
Bank OZK ....................... 709,697 28,501,432
Cadence Bank .................... 1,194,903 23,467,895
Cathay General Bancorp .............. 233,415 7,513,629
Columbia Banking System, Inc. ......... 657,118 13,326,353
Commerce Bancshares, Inc.
(a)
.......... 238,511 11,615,486
Cullen/Frost Bankers, Inc. ............. 139,566 15,007,532
East West Bancorp, Inc. .............. 455,210 24,030,536
First Financial Bankshares, Inc. ......... 400,902 11,421,698
First Horizon Corp. .................. 1,204,562 13,575,414
FNB Corp. ....................... 2,377,542 27,199,080
Glacier Bancorp, Inc. ................ 334,930 10,439,768
Hancock Whitney Corp. .............. 287,877 11,048,719
Home BancShares, Inc. .............. 1,238,603 28,240,148
International Bancshares Corp. ......... 135,706 5,998,205
New York Community Bancorp, Inc. ...... 4,748,722 53,375,635
Old National Bancorp ................ 1,926,723 26,858,519
Pinnacle Financial Partners, Inc. ......... 503,989 28,550,977
Prosperity Bancshares, Inc. ............ 620,418 35,041,209
SouthState Corp. ................... 214,398 14,107,388
Synovus Financial Corp. .............. 961,994 29,100,318
Texas Capital Bancshares, Inc.
(b)
........ 314,372 16,190,158
UMB Financial Corp. ................ 286,714 17,460,883
United Bankshares, Inc. .............. 461,307 13,686,979
Valley National Bancorp .............. 2,777,622 21,526,570
Webster Financial Corp. .............. 1,149,490 43,393,247
Wintrust Financial Corp. .............. 402,237 29,210,451
575,971,153
Beverages — 0.3%
Boston Beer Co., Inc. (The), Class A, NVS
(a)(b)
19,112 5,894,905
Coca-Cola Consolidated, Inc. ........... 30,230 19,226,885
25,121,790
Biotechnology — 0.2%
Arrowhead Pharmaceuticals, Inc.
(b)
....... 365,060 13,018,040
Broadline Retail — 1.0%
Kohl's Corp. ...................... 727,289 16,764,011
Macy's, Inc. ...................... 1,793,014 28,777,875
Nordstrom, Inc. .................... 742,495 15,198,873
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
.... 192,798 11,168,788
71,909,547
Security
Shares
Shares Value
Building Products — 2.1%
Advanced Drainage Systems, Inc.
(a)
...... 94,478 $ 10,749,707
Fortune Brands Innovations, Inc. ........ 833,236 59,951,330
Lennox International, Inc. ............. 80,844 26,360,803
Owens Corning .................... 272,770 35,596,485
Trex Co., Inc.
(a)(b)
................... 335,837 22,017,474
154,675,799
Capital Markets — 1.7%
Affiliated Managers Group, Inc. ......... 80,609 12,082,483
Evercore, Inc., Class A ............... 115,842 14,316,913
Federated Hermes, Inc., Class B ........ 174,878 6,269,376
Interactive Brokers Group, Inc., Class A .... 298,494 24,795,897
Janus Henderson Group plc ........... 870,332 23,716,547
Stifel Financial Corp. ................ 697,363 41,611,650
122,792,866
Chemicals — 1.6%
Ashland, Inc. ...................... 105,273 9,149,276
Avient Corp. ...................... 562,206 22,994,225
Axalta Coating Systems Ltd.
(b)
.......... 802,365 26,325,596
Chemours Co. (The) ................. 422,820 15,597,830
NewMarket Corp. ................... 20,064 8,068,136
Scotts Miracle-Gro Co. (The) ........... 268,813 16,851,887
Sensient Technologies Corp. ........... 277,964 19,771,579
118,758,529
Commercial Services & Supplies — 1.1%
Brink's Co. (The) ................... 161,586 10,960,378
MSA Safety, Inc. ................... 109,080 18,975,557
Stericycle, Inc.
(b)
................... 607,109 28,194,142
Tetra Tech, Inc. .................... 150,757 24,684,951
82,815,028
Communications Equipment — 0.9%
(b)
Ciena Corp. ...................... 981,272 41,694,247
Lumentum Holdings, Inc.
(a)
............ 451,168 25,594,761
67,289,008
Construction & Engineering — 1.9%
AECOM ......................... 420,759 35,634,080
Fluor Corp.
(a)(b)
..................... 943,020 27,913,392
MasTec, Inc.
(a)(b)
.................... 392,218 46,269,957
MDU Resources Group, Inc. ........... 1,337,342 28,003,942
137,821,371
Construction Materials — 0.2%
Knife River Corp.
(a)(b)
................. 335,776 14,606,256
Consumer Staples Distribution & Retail — 1.9%
(b)
BJ's Wholesale Club Holdings, Inc.
(a)
...... 380,626 23,983,244
Grocery Outlet Holding Corp.
(a)
.......... 588,153 18,003,363
Performance Food Group Co. .......... 565,189 34,046,985
Sprouts Farmers Market, Inc.
(a)
.......... 311,302 11,434,123
US Foods Holding Corp.
(a)
............. 1,073,234 47,222,296
134,690,011
Containers & Packaging — 1.9%
AptarGroup, Inc. ................... 228,679 26,494,749
Berry Global Group, Inc. .............. 438,378 28,205,241
Crown Holdings, Inc. ................ 481,956 41,867,518
Graphic Packaging Holding Co. ......... 584,947 14,056,276
Greif, Inc., Class A, NVS .............. 170,697 11,759,316
Sonoco Products Co. ................ 315,930 18,646,189
141,029,289
Diversified Consumer Services — 0.2%
Graham Holdings Co., Class B .......... 24,819 14,183,562

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
S&P Mid-Cap 400 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Telecommunication Services — 0.4%
Frontier Communications Parent, Inc.
(a)(b)
... 1,466,281 $ 27,331,478
Electric Utilities — 1.4%
ALLETE, Inc. ..................... 377,655 21,892,660
Hawaiian Electric Industries, Inc. ........ 721,564 26,120,617
IDACORP, Inc. .................... 156,205 16,026,633
PNM Resources, Inc. ................ 214,208 9,660,781
Portland General Electric Co. ........... 634,536 29,715,321
103,416,012
Electrical Equipment — 2.0%
Acuity Brands, Inc.
(a)
................. 104,414 17,027,835
EnerSys ......................... 268,953 29,186,780
Regal Rexnord Corp. ................ 435,846 67,076,699
Sunrun, Inc.
(a)(b)
.................... 1,415,979 25,289,385
Vicor Corp.
(a)(b)
..................... 84,316 4,553,064
143,133,763
Electronic Equipment, Instruments & Components — 5.6%
Arrow Electronics, Inc.
(b)
.............. 371,491 53,208,656
Avnet, Inc. ....................... 601,723 30,356,925
Cognex Corp. ..................... 544,089 30,479,866
Coherent Corp.
(a)(b)
.................. 916,825 46,739,738
IPG Photonics Corp.
(b)
............... 205,041 27,848,669
Jabil, Inc.
(a)
....................... 872,520 94,171,084
Littelfuse, Inc. ..................... 61,969 18,052,189
National Instruments Corp. ............ 362,754 20,822,079
TD SYNNEX Corp. .................. 272,651 25,629,194
Vishay Intertechnology, Inc. ............ 840,374 24,706,996
Vontier Corp. ...................... 1,024,251 32,991,125
405,006,521
Financial Services — 2.1%
Essent Group Ltd. .................. 704,396 32,965,733
Euronet Worldwide, Inc.
(a)(b)
............ 157,904 18,533,192
MGIC Investment Corp. .............. 1,882,292 29,721,391
Voya Financial, Inc. ................. 644,047 46,184,610
Western Union Co. (The) ............. 2,096,574 24,592,813
151,997,739
Food Products — 1.3%
Flowers Foods, Inc. ................. 468,392 11,653,593
Ingredion, Inc. ..................... 434,222 46,005,821
Pilgrim's Pride Corp.
(b)
............... 296,474 6,371,226
Post Holdings, Inc.
(a)(b)
................ 351,621 30,467,960
94,498,600
Gas Utilities — 1.3%
National Fuel Gas Co. ............... 180,869 9,289,432
New Jersey Resources Corp.
(a)
......... 223,601 10,553,967
Southwest Gas Holdings, Inc. .......... 431,572 27,469,558
Spire, Inc. ........................ 176,164 11,175,844
UGI Corp. ........................ 1,377,369 37,147,642
95,636,443
Ground Transportation — 2.2%
Hertz Global Holdings, Inc.
(a)(b)
.......... 1,035,127 19,035,985
Knight-Swift Transportation Holdings, Inc. .. 530,044 29,449,245
Ryder System, Inc. .................. 305,324 25,888,422
Saia, Inc.
(a)(b)
...................... 74,929 25,656,439
Werner Enterprises, Inc. .............. 388,474 17,162,781
XPO, Inc.
(a)(b)
...................... 761,256 44,914,104
162,106,976
Health Care Equipment & Supplies — 3.3%
(b)
Enovis Corp. ...................... 314,979 20,196,453
Envista Holdings Corp.
(a)
.............. 1,077,182 36,451,839
ICU Medical, Inc.
(a)
.................. 132,750 23,654,723
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Integra LifeSciences Holdings Corp. ...... 467,959 $ 19,247,154
LivaNova plc ...................... 354,300 18,221,649
Masimo Corp.
(a)
.................... 117,991 19,415,419
Neogen Corp.
(a)
.................... 1,423,274 30,956,209
Omnicell, Inc.
(a)
.................... 296,449 21,839,398
Penumbra, Inc.
(a)
................... 93,012 32,001,709
QuidelOrtho Corp.
(a)
................. 159,706 13,233,239
STAAR Surgical Co.
(a)
................ 101,649 5,343,688
240,561,480
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc.
(b)
........... 254,190 20,243,692
Amedisys, Inc.
(b)
................... 213,995 19,567,703
Chemed Corp. ..................... 31,617 17,125,980
Encompass Health Corp. ............. 356,530 24,140,646
Patterson Cos., Inc. ................. 573,123 19,062,071
Progyny, Inc.
(a)(b)
................... 316,383 12,446,507
R1 RCM, Inc.
(a)(b)
................... 910,212 16,793,412
Tenet Healthcare Corp.
(b)
.............. 670,324 54,550,967
183,930,978
Health Care REITs — 2.0%
Healthcare Realty Trust, Inc., Class A ..... 2,504,760 47,239,774
Medical Properties Trust, Inc.
(a)
.......... 3,936,909 36,455,777
Omega Healthcare Investors, Inc.
(a)
....... 787,272 24,161,378
Physicians Realty Trust ............... 1,565,625 21,903,094
Sabra Health Care REIT, Inc. ........... 1,518,315 17,870,567
147,630,590
Health Care Technology — 0.1%
Doximity, Inc., Class A
(b)
.............. 319,621 10,873,506
Hotel & Resort REITs — 0.3%
Park Hotels & Resorts, Inc. ............ 1,416,097 18,154,364
Hotels, Restaurants & Leisure — 2.9%
Aramark ......................... 1,011,473 43,543,913
Boyd Gaming Corp. ................. 206,739 14,341,485
Choice Hotels International, Inc. ......... 71,395 8,390,340
Hilton Grand Vacations, Inc.
(a)(b)
......... 247,360 11,240,038
Light & Wonder, Inc., Class A
(a)(b)
........ 323,133 22,218,625
Marriott Vacations Worldwide Corp. ....... 242,321 29,737,633
Papa John's International, Inc. .......... 107,339 7,924,838
Penn Entertainment, Inc.
(a)(b)
........... 1,015,096 24,392,757
Planet Fitness, Inc., Class A
(a)(b)
......... 178,541 12,040,805
Travel + Leisure Co. ................. 501,099 20,214,334
Wyndham Hotels & Resorts, Inc. ........ 270,668 18,559,705
212,604,473
Household Durables — 2.6%
Helen of Troy Ltd.
(a)(b)
................ 158,541 17,125,599
KB Home ........................ 528,570 27,332,355
Leggett & Platt, Inc.
(a)
................ 874,177 25,893,123
Taylor Morrison Home Corp.
(a)(b)
......... 717,219 34,978,770
Toll Brothers, Inc. ................... 677,211 53,547,074
TopBuild Corp.
(b)
................... 97,999 26,069,694
184,946,615
Household Products — 0.2%
Energizer Holdings, Inc. .............. 436,548 14,659,282
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.
(a)
............ 141,469 11,382,596
Industrial REITs — 1.4%
EastGroup Properties, Inc. ............ 131,246 22,784,305
First Industrial Realty Trust, Inc. ......... 425,550 22,400,952
Rexford Industrial Realty, Inc. .......... 568,863 29,706,026

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
S&P Mid-Cap 400 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Industrial REITs (continued)
STAG Industrial, Inc. ................ 647,908 $ 23,246,939
98,138,222
Insurance — 4.8%
American Financial Group, Inc. ......... 252,897 30,031,519
Brighthouse Financial, Inc.
(b)
........... 439,092 20,791,006
CNO Financial Group, Inc. ............. 755,375 17,879,726
First American Financial Corp. .......... 677,840 38,650,437
Hanover Insurance Group, Inc. (The) ..... 96,751 10,935,766
Kemper Corp. ..................... 420,244 20,280,975
Old Republic International Corp. ......... 1,790,976 45,078,866
Primerica, Inc. ..................... 73,748 14,584,404
Reinsurance Group of America, Inc. ...... 437,575 60,687,277
RenaissanceRe Holdings Ltd. .......... 145,152 27,073,751
Unum Group ...................... 1,218,157 58,106,089
344,099,816
Interactive Media & Services — 0.8%
(a)(b)
TripAdvisor, Inc. .................... 699,351 11,532,298
Ziff Davis, Inc. ..................... 311,557 21,827,683
ZoomInfo Technologies, Inc. ........... 849,732 21,574,696
54,934,677
IT Services — 0.2%
Kyndryl Holdings, Inc.
(a)(b)
............. 1,350,187 17,930,483
Leisure Products — 1.5%
Brunswick Corp. ................... 190,399 16,496,170
Mattel, Inc.
(a)(b)
..................... 2,328,265 45,494,298
Polaris, Inc.
(a)
..................... 168,622 20,391,459
Topgolf Callaway Brands Corp.
(a)(b)
....... 917,778 18,217,893
YETI Holdings, Inc.
(a)(b)
............... 257,123 9,986,657
110,586,477
Life Sciences Tools & Services — 1.1%
Azenta, Inc.
(b)
..................... 429,507 20,049,387
Bruker Corp. ...................... 268,648 19,858,460
Sotera Health Co.
(b)
................. 649,377 12,234,262
Syneos Health, Inc., Class A
(b)
.......... 681,185 28,705,136
80,847,245
Machinery — 4.6%
AGCO Corp. ...................... 195,873 25,741,630
Chart Industries, Inc.
(a)(b)
.............. 151,585 24,221,767
Crane Co. ........................ 158,785 14,150,919
Crane NXT Co. .................... 158,852 8,965,607
Donaldson Co., Inc. ................. 286,722 17,922,992
Esab Corp. ....................... 340,122 22,631,718
Flowserve Corp. ................... 863,238 32,069,292
Graco, Inc. ....................... 387,775 33,484,371
ITT, Inc. ......................... 293,000 27,310,530
Middleby Corp. (The)
(b)
............... 182,753 27,016,376
Oshkosh Corp. .................... 429,790 37,215,516
Terex Corp. ....................... 445,261 26,639,966
Timken Co. (The) ................... 220,651 20,196,186
Watts Water Technologies, Inc., Class A .... 86,599 15,910,834
333,477,704
Marine Transportation — 0.4%
Kirby Corp.
(a)(b)
..................... 394,037 30,321,147
Media — 0.9%
Cable One, Inc.
(a)
................... 31,072 20,416,790
New York Times Co. (The), Class A ....... 539,822 21,258,190
TEGNA, Inc. ...................... 1,480,389 24,041,517
65,716,497
Security
Shares
Shares Value
Metals & Mining — 2.2%
Alcoa Corp. ....................... 1,173,579 $ 39,819,535
Cleveland-Cliffs, Inc.
(a)(b)
.............. 3,387,122 56,768,165
Commercial Metals Co. ............... 338,421 17,821,250
United States Steel Corp. ............. 1,490,090 37,267,151
Worthington Industries, Inc. ............ 101,972 7,083,995
158,760,096
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Starwood Property Trust, Inc. ........... 2,053,062 39,829,403
Multi-Utilities — 0.5%
Black Hills Corp. ................... 210,133 12,662,615
NorthWestern Corp. ................. 392,691 22,289,141
34,951,756
Office REITs — 1.2%
Corporate Office Properties Trust ........ 356,894 8,476,233
Cousins Properties, Inc. .............. 996,211 22,713,611
Highwoods Properties, Inc. ............ 692,570 16,559,349
Kilroy Realty Corp. .................. 694,649 20,901,988
Vornado Realty Trust ................ 1,058,509 19,201,353
87,852,534
Oil, Gas & Consumable Fuels — 0.8%
Chord Energy Corp. ................. 65,491 10,072,516
Equitrans Midstream Corp. ............ 1,536,204 14,686,110
HF Sinclair Corp. ................... 473,853 21,138,583
Ovintiv, Inc. ....................... 369,346 14,061,002
59,958,211
Passenger Airlines — 0.3%
JetBlue Airways Corp.
(b)
.............. 2,156,388 19,105,598
Personal Care Products — 0.7%
(a)(b)
BellRing Brands, Inc. ................ 514,566 18,833,116
Coty, Inc., Class A .................. 2,408,228 29,597,122
48,430,238
Pharmaceuticals — 0.4%
Perrigo Co. plc .................... 888,721 30,172,078
Professional Services — 2.0%
ASGN, Inc.
(a)(b)
..................... 323,768 24,486,574
CACI International, Inc., Class A
(a)(b)
...... 53,887 18,366,845
Exponent, Inc. ..................... 103,834 9,689,789
Genpact Ltd. ...................... 480,115 18,037,921
ManpowerGroup, Inc. ................ 332,057 26,365,326
Maximus, Inc. ..................... 400,042 33,807,549
Science Applications International Corp. ... 117,009 13,161,172
143,915,176
Real Estate Management & Development — 0.7%
Jones Lang LaSalle, Inc.
(a)(b)
............ 314,152 48,944,882
Residential REITs — 0.9%
Apartment Income REIT Corp. .......... 980,557 35,388,302
Independence Realty Trust, Inc. ......... 1,477,103 26,912,817
62,301,119
Retail REITs — 1.8%
Agree Realty Corp. ................. 189,738 12,406,968
Brixmor Property Group, Inc. ........... 1,009,932 22,218,504
Kite Realty Group Trust ............... 1,443,646 32,251,051
NNN REIT, Inc. .................... 562,029 24,049,221
Spirit Realty Capital, Inc. .............. 929,771 36,614,382
127,540,126

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
S&P Mid-Cap 400 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 1.8%
Allegro MicroSystems, Inc.
(a)(b)
.......... 261,179 $ 11,789,620
MKS Instruments, Inc. ............... 377,736 40,833,261
Silicon Laboratories, Inc.
(b)
............. 98,762 15,578,718
Synaptics, Inc.
(a)(b)
.................. 260,408 22,233,635
Universal Display Corp. .............. 105,816 15,251,260
Wolfspeed, Inc.
(a)(b)
.................. 449,596 24,993,042
130,679,536
Software — 2.1%
(b)
ACI Worldwide, Inc. ................. 711,378 16,482,628
Aspen Technology, Inc.
(a)
.............. 192,138 32,204,250
Blackbaud, Inc.
(a)
................... 160,451 11,420,902
CommVault Systems, Inc. ............. 95,303 6,920,904
Envestnet, Inc.
(a)
................... 167,145 9,920,056
Manhattan Associates, Inc.
(a)
........... 171,454 34,270,225
NCR Corp.
(a)
...................... 922,041 23,235,433
Teradata Corp. .................... 358,533 19,149,248
153,603,646
Specialized REITs — 2.0%
CubeSmart ....................... 680,314 30,382,823
EPR Properties .................... 495,928 23,209,431
Lamar Advertising Co., Class A ......... 252,801 25,090,499
Life Storage, Inc. ................... 218,474 29,048,303
National Storage Affiliates Trust ......... 285,839 9,955,772
PotlatchDeltic Corp. ................. 225,676 11,926,977
Rayonier, Inc. ..................... 439,563 13,802,278
143,416,083
Specialty Retail — 3.8%
AutoNation, Inc.
(a)(b)
................. 111,598 18,370,147
Dick's Sporting Goods, Inc. ............ 201,915 26,691,144
Five Below, Inc.
(a)(b)
.................. 113,678 22,342,274
Foot Locker, Inc. ................... 521,534 14,138,787
GameStop Corp., Class A
(a)(b)
........... 1,663,795 40,347,029
Gap, Inc. (The) .................... 1,404,203 12,539,533
Lithia Motors, Inc. .................. 181,022 55,050,600
RH
(a)(b)
.......................... 117,495 38,725,177
Valvoline, Inc. ..................... 492,668 18,479,976
Williams-Sonoma, Inc. ............... 224,236 28,060,893
274,745,560
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 0.4%
Super Micro Computer, Inc.
(a)(b)
.......... 59,980 $ 14,950,015
Xerox Holdings Corp. ................ 743,568 11,071,728
26,021,743
Textiles, Apparel & Luxury Goods — 2.3%
Capri Holdings Ltd.
(b)
................ 825,567 29,629,600
Carter's, Inc.
(a)
..................... 247,507 17,969,008
Columbia Sportswear Co. ............. 233,163 18,009,510
PVH Corp. ....................... 413,203 35,109,859
Skechers USA, Inc., Class A
(b)
.......... 883,200 46,509,312
Under Armour, Inc., Class A
(b)
........... 1,239,264 8,947,486
Under Armour, Inc., Class C, NVS
(b)
...... 1,243,937 8,346,817
164,521,592
Trading Companies & Distributors — 1.3%
GATX Corp. ...................... 111,277 14,325,801
MSC Industrial Direct Co., Inc., Class A .... 155,176 14,785,169
Univar Solutions, Inc.
(b)
............... 1,037,934 37,199,555
WESCO International, Inc. ............. 163,371 29,253,211
95,563,736
Total Long-Term Investments — 99.7%
(Cost: $7,265,841,334) ........................... 7,219,157,993
Short-Term Securities
Money Market Funds — 8.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.31%
(e)
............ 586,193,951 586,311,189
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.09% .................. 18,851,978 18,851,978
Total Short-Term Securities — 8.4%
(Cost: $605,030,331) ............................. 605,163,167
Total Investments — 108.1%
(Cost: $7,870,871,665 ) ........................... 7,824,321,160
Liabilities in Excess of Other Assets — (8.1)% ............ (584,310,393)
Net Assets — 100.0% ..............................
$ 7,240,010,767
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
S&P Mid-Cap 400 Value ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 621,271,900 $ — $ (34,911,558)
(a)
$ (730) $ (48,423) $ 586,311,189 586,193,951 $ 887,720
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 24,164,805 — (5,312,827)
(a)
— — 18,851,978 18,851,978 238,039 —
$ (730) $ (48,423) $ 605,163,167 $ 1,125,759 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 50 09/15/23 $ 13,221 $ 374,778
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 582,460 $ 40,766
(c)
$ 622,641 0.0%
(d)
Monthly HSBC Bank plc
(e)
02/10/28 745,014 16,571
(f)
761,334 0.0
(d)
Monthly
JPMorgan Chase
Bank NA
(g)
07/12/23 4,379,144 60,922
(h)
4,360,557 0.1
$ 118,259 $ 5,744,532
(b) (e) (g)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(c)
Amount includes $585 of net dividends and financing fees.
(d)
Rounds to less than 0.1%.
(f)
Amount includes $251 of net dividends and financing fees.
(h)
Amount includes $79,509 of net dividends and financing fees.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
S&P Mid-Cap 400 Value ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Software
$
Envestnet, Inc. ........... 10,491 $ 622,641 100.0%
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 622,641
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
Cadence Bank ........... 9,370 184,027 24.2
Software
Envestnet, Inc. ........... 5,253 311,765 40.9
Financial Services
Voya Financial, Inc. ........ 3,703 265,542 34.9
Total Reference Entity — Long ............ 761,334
Net Value of Reference Entity — HSBC Bank plc $ 761,334
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date July 12, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Financial Services
$
Western Union Co. (The) .... 371,744 4,360,557 100.0
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 4,360,557

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
S&P Mid-Cap 400 Value ETF

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,219,157,993 $ — $ — $ 7,219,157,993
Short-Term Securities
Money Market Funds ...................................... 605,163,167 — — 605,163,167
$ 7,824,321,160 $ — $ — $ 7,824,321,160
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 374,778 $ 118,259 $ — $ 493,037
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
NVS Non-Voting Shares
OTC Over-the-counter
REIT Real Estate Investment Trust
S&P Standard & Poor's
Fair Value Hierarchy as of Period End (continued)